UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal
Income Fund

November 30, 2008

1.810701.104

CFL-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
California - 97.5%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 320
4.625% 8/1/17	405	334
5% 8/1/18	530	441
5% 8/1/19	555	453
5% 8/1/20	585	467
5% 8/1/23	1,940	1,455
ABC Unified School District Series C:
0% 8/1/31 (FGIC Insured)	2,720	640
0% 8/1/32 (FGIC Insured)	3,760	824
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,553
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,681
5% 12/1/20 (AMBAC Insured)	2,810	2,729
0% 6/15/17 (MBIA Insured)	2,310	1,516
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,692
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,554
5.5% 4/1/26 (FSA Insured)	1,000	935
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24	1,000	1,083
Series C:
0% 9/1/19 (FSA Insured)	1,285	679
0% 9/1/22 (FSA Insured)	5,150	2,097
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	7,374
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	4,802
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,285
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	5,037
5% 8/1/17 (FGIC Insured)	5,030	5,054
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,880
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,078
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B: - continued
5.25% 7/1/16 (AMBAC Insured) (d)	$ 1,255	$ 1,233
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,306
Burbank Unified School District:
Series B, 0% 8/1/20	3,835	2,030
Series C, 0% 8/1/20	5,865	3,052
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,122
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,048
0% 8/1/12 (AMBAC Insured)	2,800	2,447
0% 8/1/17 (AMBAC Insured)	1,000	649
0% 8/1/18 (AMBAC Insured)	2,000	1,208
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	839
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,020
5.5% 5/1/14 (AMBAC Insured)	7,935	8,443
5.5% 5/1/15	8,400	8,893
6% 5/1/13	2,320	2,529
6% 5/1/14 (MBIA Insured)	2,000	2,160
California Econ. Recovery:
Series 2008 B, 4%, tender 3/1/10 (c)	4,000	4,074
Series 2008 B7, 5%, tender 7/1/11 (c)	3,100	3,224
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series A:
6% 3/1/33	1,000	981
6% 3/1/38	1,000	974
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,410
5% 2/1/17	1,000	864
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/16 (MBIA Insured)	2,280	1,597
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	502
(Santa Clara Univ. Proj.) 5.25% 9/1/26 (AMBAC Insured)	7,910	7,441
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	5,000	4,750
California Gen. Oblig.:
Series 1, 5% 9/1/17	900	922
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005, 5.5% 6/1/28	$ 275	$ 261
Series 2007:
5.625% 5/1/20	150	153
5.625% 5/1/26	215	210
5.75% 5/1/30	160	155
4.5% 8/1/30	3,440	2,659
4.5% 10/1/36	3,210	2,347
5% 3/1/15	2,260	2,372
5% 12/1/21	10,000	9,553
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,639
5% 2/1/23	1,095	1,020
5% 2/1/26	1,500	1,352
5% 3/1/26	2,800	2,512
5% 6/1/26	2,600	2,331
5% 6/1/27 (AMBAC Insured)	2,800	2,484
5% 6/1/29	5,005	4,369
5% 2/1/31 (MBIA Insured)	2,800	2,410
5% 6/1/31	2,000	1,720
5% 12/1/31 (MBIA Insured)	2,000	1,723
5% 10/1/32 (MBIA Insured)	1,000	854
5% 8/1/33	3,400	2,885
5.125% 11/1/24	2,800	2,619
5.125% 2/1/26	2,800	2,556
5.25% 2/1/14	4,045	4,283
5.25% 10/1/14	140	141
5.25% 2/1/15 (MBIA Insured)	5,040	5,290
5.25% 2/1/16	7,500	7,785
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,064
5.25% 2/1/20	6,805	6,805
5.25% 2/1/22	2,020	1,973
5.25% 2/1/27 (MBIA Insured)	5,490	5,048
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,542
5.25% 2/1/29	5,000	4,533
5.25% 4/1/29	5	5
5.25% 4/1/30	35	32
5.25% 2/1/33	8,150	7,207
5.25% 12/1/33	105	93
5.25% 3/1/38	16,075	13,939
5.375% 4/1/15 (MBIA Insured)	35	37
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	$ 2,205	$ 2,319
5.5% 5/1/13 (MBIA Insured)	100	104
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,309
5.5% 4/1/30	25	23
5.5% 11/1/33	34,870	31,975
6% 4/1/18	1,570	1,708
6.75% 8/1/12	1,100	1,220
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	4,757
Series 2008 H, 5.125% 7/1/22	3,000	2,752
Series 2008 L, 5.125% 7/1/22	3,000	2,729
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/34 (Berkshire Hathaway Assurance Corp. Insured)	5,000	4,306
5% 11/15/14	1,485	1,506
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,245
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	4,865
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,103
(Sutter Health Proj.) Series A:
5% 8/15/14	3,870	3,943
5% 8/15/15	4,500	4,553
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	6,477	3,843
Series 1983 B, 0% 8/1/15	80	41
Series 1998 J, 4.85% 8/1/27 (MBIA Insured) (d)	330	329
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	923
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	8,500	8,500
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	951
5% 12/1/32	1,000	854
5% 12/1/42	3,000	2,458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	$ 2,000	$ 1,775
5.25% 2/1/32 (AMBAC Insured)	6,295	5,589
Series 2005, 5% 10/1/33	7,235	6,700
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) 5% 4/1/22	1,090	1,003
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (d)	4,335	4,161
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,341
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	2,697
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	2,974
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	7,938
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,722
5% 6/1/14	2,000	2,092
5.25% 6/1/24	5,400	5,001
5.25% 6/1/25	5,000	4,575
5.25% 6/1/30	4,000	3,455
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,494
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,747
5% 11/1/21	2,020	1,898
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,849
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18	5,000	5,088
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,613
5.5% 6/1/15	1,000	1,057
5.5% 6/1/17	9,980	10,363
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,572
5% 11/1/16 (FGIC Insured)	2,000	2,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	$ 2,000	$ 2,141
5.5% 6/1/15 (MBIA Insured)	1,000	1,066
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,357
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,462
5.5% 6/1/17 (MBIA Insured)	4,775	4,976
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,304
(Dept. of Gen. Svcs. Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,607
(Dept. of Mental Health Proj.) Series A:
5% 6/1/25	3,000	2,635
5.125% 6/1/29	5,000	4,373
5.5% 6/1/19	2,000	2,027
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,131
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,164
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,536
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (MBIA Insured)	5,165	4,680
5.25% 11/1/23 (MBIA Insured)	3,500	3,432
Series 2006 E:
5% 10/1/23	2,410	2,256
5.25% 10/1/21	2,900	2,900
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	2,545	2,549
Series 2005 H, 5% 6/1/16	5,000	5,114
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,649
Series 2005 K, 5% 11/1/17	5,625	5,641
California State Univ. Rev. (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,337
5.5% 11/1/16 (AMBAC Insured)	1,500	1,586
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,565
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.): - continued
Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	$ 2,425	$ 2,303
California Statewide Communities Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	3,602
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,719
(Daughters of Charity Health Sys. Proj.):
Series 2005 G, 5.25% 7/1/13	1,475	1,338
Series A, 5.25% 7/1/35	12,770	8,140
Series G, 5.25% 7/1/12	900	836
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	120
5% 8/15/19	50	45
5.75% 8/15/38	3,000	2,466
6.25% 8/15/33	2,500	2,252
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,913
(Kaiser Permanente Health Sys. Proj.):
Series A, 4.75% 4/1/33	2,000	1,523
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,664
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	8,297
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	7,737
(Sutter Health Systems Proj.):
Series 2005 A, 5% 11/15/43 (MBIA Insured)	4,125	3,271
Series B, 5.625% 8/15/42	5,000	4,393
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,430	1,620
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	155	159
6% 7/1/09 (Escrowed to Maturity) (e)	505	520
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,695
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,273
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series A:
5% 11/1/24 (AMBAC Insured)	$ 1,000	$ 929
5% 11/1/25 (AMBAC Insured)	3,820	3,505
5% 11/1/33 (AMBAC Insured)	5,000	4,302
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (MBIA Insured)	3,295	2,764
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,181
Commerce Refuse to Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,657
5.5% 7/1/15 (MBIA Insured)	2,685	2,876
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,484
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,432
5% 8/1/25 (FSA Insured)	1,435	1,352
5% 8/1/26 (FSA Insured)	2,000	1,863
5% 8/1/27 (FSA Insured)	1,785	1,647
5% 8/1/31 (FSA Insured)	5,000	4,484
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	5,600	4,848
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,010	1,023
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,197
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,484
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	622
5% 9/1/12 (AMBAC Insured)	625	656
5% 9/1/13 (AMBAC Insured)	655	691
5% 9/1/14 (AMBAC Insured)	690	724
5% 9/1/15 (AMBAC Insured)	725	757
5% 9/1/18 (AMBAC Insured)	835	834
5% 9/1/20 (AMBAC Insured)	925	883
5% 9/1/22 (AMBAC Insured)	1,020	938
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	1,974
6% 3/1/20 (FSA Insured)	1,000	1,037
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,770
5% 4/1/12	4,210	4,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Duarte Ctfs. of Prtn. Series A: - continued
5% 4/1/13	$ 1,830	$ 1,785
5.25% 4/1/09	1,600	1,615
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2007 A, 5% 6/1/32	3,200	2,916
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H:
5% 7/1/33	2,500	2,235
5% 7/1/35	2,500	2,212
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	7,083
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,349
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,095
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series A, 5% 7/1/23 (Berkshire Hathaway Assurance Corp. Insured)	1,235	1,178
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	605
0% 10/1/25 (AMBAC Insured)	1,665	560
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	955
0% 8/1/21 (MBIA Insured)	1,000	493
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,563
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	1,150	1,143
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	2,885
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CIFG North America Insured)	2,500	1,823
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	662
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (MBIA Insured)	2,430	1,865
0% 8/1/19 (MBIA Insured)	5,365	3,130
0% 8/1/20 (MBIA Insured)	6,425	3,479
Series 1999 B, 0% 8/1/24	5,000	2,033
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	$ 24,070	$ 17,544
Series 1999:
0% 1/15/27 (a)	4,000	3,001
0% 1/15/27 (MBIA Insured) (a)	4,500	3,669
0% 1/15/29 (a)	4,000	3,011
5% 1/15/16 (MBIA Insured)	5,860	5,622
5.75% 1/15/40	8,155	6,247
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	15,164
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	661
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	990
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,251
5.75% 7/1/30 (MBIA Insured)	1,000	959
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,521
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	973
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	4,000	4,277
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,867
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (e)	1,475	1,615
Series 2005 A:
5% 6/1/45	13,425	10,135
5% 6/1/45	2,775	1,941
Series 2007 A1:
4.5% 6/1/27	2,855	2,298
5% 6/1/12	1,400	1,377
5% 6/1/33	3,000	1,878
5.75% 6/1/47	5,000	3,203
Series A1:
5% 6/1/11	1,470	1,465
5% 6/1/13	1,000	966
5% 6/1/14	2,000	1,892
5% 6/1/15	1,000	922
Series B, 5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,817
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	$ 2,750	$ 1,668
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,525
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	591
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	2,925
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,361
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series A:
5.25% 11/15/19	2,500	2,008
5.25% 11/15/21	3,790	2,953
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,263
Long Beach Hbr. Rev.:
Series 2000 A, 5.25% 5/15/23 (d)	6,505	5,446
Series A:
5% 5/15/11 (MBIA Insured) (d)	1,000	1,035
5% 5/15/14 (d)	2,000	1,963
5% 5/15/15 (d)	1,000	965
5% 5/15/22 (MBIA Insured) (d)	2,735	2,242
6% 5/15/10 (FGIC Insured) (d)	1,000	1,040
6% 5/15/12 (FGIC Insured) (d)	3,500	3,727
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	10,000	9,178
Series A:
5% 8/1/19 (FGIC Insured)	3,215	3,292
5% 8/1/20 (FGIC Insured)	2,415	2,435
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,630
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,931
(Disney Parking Proj.):
0% 3/1/10	2,000	1,932
0% 3/1/11	1,950	1,811
0% 3/1/12	2,180	1,931
0% 3/1/13	6,490	5,463
0% 9/1/14 (AMBAC Insured)	3,860	3,059
0% 3/1/18	3,000	1,838
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 3/1/19	$ 3,200	$ 1,808
0% 3/1/20	1,000	522
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,113
5.375% 9/1/17 (FSA Insured)	1,095	1,152
5.375% 9/1/18 (FSA Insured)	1,155	1,204
5.375% 9/1/19 (FSA Insured)	1,210	1,247
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,612
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	3,738
5% 5/15/18 (MBIA Insured) (d)	1,410	1,295
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	985
5.25% 5/15/19 (FGIC Insured)	3,000	3,051
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,122
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	148
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	5,000	4,417
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A:
5.125% 7/1/41	15,000	13,131
5.125% 7/1/41 (MBIA Insured)	3,000	2,663
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,326
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,207
7.6% 10/1/18 (Escrowed to Maturity) (e)	11,505	13,589
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,143
Los Angeles Unified School District Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,111
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,990	2,333
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	2,914
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	$ 2,000	$ 981
0% 8/1/25 (FGIC Insured)	2,800	1,027
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,414
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,544
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (MBIA Insured) (Escrowed to Maturity) (e)	5,000	5,225
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,174
Series B, 5.5% 7/1/35	3,800	3,479
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	497
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	536
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,602
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	476
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,115
Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,253
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	4,661
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,285
12% 8/1/17 (FSA Insured)	1,000	1,558
North City West School Facilities Fing. Auth. Spl. Tax:
Series B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,352
Series C:
5% 9/1/16 (AMBAC Insured)	1,000	994
5% 9/1/17 (AMBAC Insured)	2,735	2,662
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	2,010	1,776
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/12	2,500	2,620
Northern California Pwr. Agcy. Rev. (Hydroelectric # One Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	4,847
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	$ 6,100	$ 6,699
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,039
Oakland Joint Powers Fing. Auth. Series A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,121
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,060
5.5% 9/1/17 (FGIC Insured)	3,000	3,050
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,093
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,290
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,727
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,235
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	3,922
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,809
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,855
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,002
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	2,626
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	5,957
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,047
0% 8/1/21 (FGIC Insured)	1,000	484
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,615	1,606
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,138
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (d)	5,285	4,556
5.75% 11/1/15 (d)	4,030	3,857
Series 2002 N:
5% 11/1/12 (MBIA Insured) (d)	2,800	2,887
5% 11/1/15 (MBIA Insured) (d)	5,850	5,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/17 (MBIA Insured) (d)	$ 3,355	$ 2,861
5% 11/1/18 (MBIA Insured) (d)	2,740	2,268
Series A:
5% 11/1/14 (MBIA Insured) (d)	10,910	10,105
5% 11/1/16 (MBIA Insured) (d)	2,885	2,532
5% 11/1/17 (MBIA Insured) (d)	2,185	1,863
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	2,790
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	1,890	1,800
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,705	5,132
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,940	2,895
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,592
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (MBIA Insured)	3,500	3,081
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,554
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	10	10
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,841
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,045
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,971
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,039
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,666
Riverside County Trans. Commission Sales Tax Rev.:
4%, tender 12/1/09 (c)	2,445	2,494
5%, tender 12/1/09 (c)	3,300	3,399
Rocklin Unified School District Series 2002:
0% 8/1/24 (FGIC Insured)	1,370	536
0% 8/1/25 (FGIC Insured)	2,725	992
0% 8/1/26 (FGIC Insured)	1,365	462
Roseville City School District Series 2002 A:
0% 8/1/25 (FGIC Insured)	1,745	640
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A: - continued
0% 8/1/27 (FGIC Insured)	$ 1,940	$ 616
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,095
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	4,952
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,542
Series R, 5% 8/15/33 (MBIA Insured)	6,825	5,833
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,002
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	8,995
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	998
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,261
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,066
5% 11/15/17 (AMBAC Insured)	2,000	2,035
5% 11/15/18 (AMBAC Insured)	2,000	2,016
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,097
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,795
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,130
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	4,517
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,569
Series 2002 D:
5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,637
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (e)	4,000	4,288
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,631
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 5,721
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,253
Second Series 32F, 5.25% 5/1/19	2,500	2,528
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,360
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,010
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (MBIA Insured)	6,810	5,897
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,400
Series A:
0% 8/1/09 (FGIC Insured)	5	5
0% 8/1/10 (FGIC Insured)	1,085	1,030
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	2,912
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,531
5% 11/15/21 (MBIA Insured)	3,645	3,397
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	1,482
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	3,361
5.5% 1/15/28	1,060	792
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,143
0% 1/15/12 (MBIA Insured)	7,000	6,231
0% 1/15/15 (MBIA Insured)	5,000	3,763
0% 1/15/20 (MBIA Insured)	3,765	1,885
0% 1/15/31 (MBIA Insured)	5,000	1,041
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,033
5% 3/1/24 (AMBAC Insured) (d)	9,690	7,334
5% 3/1/37 (AMBAC Insured) (d)	10,000	6,642
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,659
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	1,935
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	$ 1,000	$ 964
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,561
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,901
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	862
0% 9/1/25	1,490	557
0% 9/1/26	1,500	523
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	2,924
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.):
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	7,066
Series B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,597
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,114
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,099
0% 9/1/22 (AMBAC Insured)	2,900	1,297
0% 9/1/25 (AMBAC Insured)	6,800	2,442
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	4,409
Shasta Union High School District:
Series 2002, 0% 8/1/26 (FGIC Insured)	1,000	338
Series 2003, 0% 5/1/28 (MBIA Insured)	3,340	896
Sierra View Local Health Care District Rev. 5.25% 7/1/37	1,500	1,142
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,494
6.75% 7/1/11	6,500	7,071
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27	2,495	783
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,400
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	16,470
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	1,320	1,229
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	$ 3,000	$ 2,847
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,001
6% 6/1/22	1,100	1,071
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured) (b)	5,000	4,785
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,425
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	619
0% 9/1/21 (FGIC Insured)	2,995	1,471
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/20 (FSA Insured)	2,800	2,809
Series B, 5% 5/15/33	1,000	908
Series D, 5% 5/15/25	4,250	4,005
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	773
5.5% 5/15/24 (AMBAC Insured)	370	349
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	20,787	21,515
Series A, 5.125% 5/15/18	2,000	2,057
Series C, 4.75% 5/15/37 (MBIA Insured)	3,255	2,653
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	8,500	8,502
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,637
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,128
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,557
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	4,804
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,887
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	2,120	1,984
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	138
5.375% 8/1/16 (FSA Insured)	100	105
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	749
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Valley Unified School District Series D: - continued
0% 8/1/31 (FGIC Insured)	$ 2,715	$ 660
0% 8/1/32 (FGIC Insured)	1,315	298
5.25% 8/1/16 (FGIC Insured)	1,000	1,051
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,206
5% 7/1/25	1,665	1,336
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,474
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,376
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,020
		1,429,814
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	805	808
5.375% 10/1/14	1,000	1,007
5.875% 10/1/18	1,565	1,548
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
Series 2005, 5.875% 7/1/35	1,875	1,468
5% 7/1/09	1,100	1,106
		5,937
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.837% 7/1/21 (FGIC Insured) (c)	4,600	3,487
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	6,706
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	939
		11,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 557
5.25% 10/1/15	1,255	1,244
		1,801
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,561,454)	1,448,684
NET OTHER ASSETS - 1.2%	17,242
NET ASSETS - 100%	$ 1,465,926
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,515,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 20,787
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,448,684	$ -	$ 1,448,684	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,560,126,000. Net unrealized depreciation aggregated $111,442,000, of which $20,476,000 related to appreciated investment securities and $131,918,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2008

1.824868.103

ASCM-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
California - 97.5%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 320
4.625% 8/1/17	405	334
5% 8/1/18	530	441
5% 8/1/19	555	453
5% 8/1/20	585	467
5% 8/1/23	1,940	1,455
ABC Unified School District Series C:
0% 8/1/31 (FGIC Insured)	2,720	640
0% 8/1/32 (FGIC Insured)	3,760	824
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,553
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,681
5% 12/1/20 (AMBAC Insured)	2,810	2,729
0% 6/15/17 (MBIA Insured)	2,310	1,516
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,692
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,554
5.5% 4/1/26 (FSA Insured)	1,000	935
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24	1,000	1,083
Series C:
0% 9/1/19 (FSA Insured)	1,285	679
0% 9/1/22 (FSA Insured)	5,150	2,097
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	7,374
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	4,802
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,285
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	5,037
5% 8/1/17 (FGIC Insured)	5,030	5,054
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,880
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,078
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B: - continued
5.25% 7/1/16 (AMBAC Insured) (d)	$ 1,255	$ 1,233
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,306
Burbank Unified School District:
Series B, 0% 8/1/20	3,835	2,030
Series C, 0% 8/1/20	5,865	3,052
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,122
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,048
0% 8/1/12 (AMBAC Insured)	2,800	2,447
0% 8/1/17 (AMBAC Insured)	1,000	649
0% 8/1/18 (AMBAC Insured)	2,000	1,208
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	839
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,020
5.5% 5/1/14 (AMBAC Insured)	7,935	8,443
5.5% 5/1/15	8,400	8,893
6% 5/1/13	2,320	2,529
6% 5/1/14 (MBIA Insured)	2,000	2,160
California Econ. Recovery:
Series 2008 B, 4%, tender 3/1/10 (c)	4,000	4,074
Series 2008 B7, 5%, tender 7/1/11 (c)	3,100	3,224
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series A:
6% 3/1/33	1,000	981
6% 3/1/38	1,000	974
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,410
5% 2/1/17	1,000	864
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/16 (MBIA Insured)	2,280	1,597
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	502
(Santa Clara Univ. Proj.) 5.25% 9/1/26 (AMBAC Insured)	7,910	7,441
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	5,000	4,750
California Gen. Oblig.:
Series 1, 5% 9/1/17	900	922
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005, 5.5% 6/1/28	$ 275	$ 261
Series 2007:
5.625% 5/1/20	150	153
5.625% 5/1/26	215	210
5.75% 5/1/30	160	155
4.5% 8/1/30	3,440	2,659
4.5% 10/1/36	3,210	2,347
5% 3/1/15	2,260	2,372
5% 12/1/21	10,000	9,553
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,639
5% 2/1/23	1,095	1,020
5% 2/1/26	1,500	1,352
5% 3/1/26	2,800	2,512
5% 6/1/26	2,600	2,331
5% 6/1/27 (AMBAC Insured)	2,800	2,484
5% 6/1/29	5,005	4,369
5% 2/1/31 (MBIA Insured)	2,800	2,410
5% 6/1/31	2,000	1,720
5% 12/1/31 (MBIA Insured)	2,000	1,723
5% 10/1/32 (MBIA Insured)	1,000	854
5% 8/1/33	3,400	2,885
5.125% 11/1/24	2,800	2,619
5.125% 2/1/26	2,800	2,556
5.25% 2/1/14	4,045	4,283
5.25% 10/1/14	140	141
5.25% 2/1/15 (MBIA Insured)	5,040	5,290
5.25% 2/1/16	7,500	7,785
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,064
5.25% 2/1/20	6,805	6,805
5.25% 2/1/22	2,020	1,973
5.25% 2/1/27 (MBIA Insured)	5,490	5,048
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,542
5.25% 2/1/29	5,000	4,533
5.25% 4/1/29	5	5
5.25% 4/1/30	35	32
5.25% 2/1/33	8,150	7,207
5.25% 12/1/33	105	93
5.25% 3/1/38	16,075	13,939
5.375% 4/1/15 (MBIA Insured)	35	37
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	$ 2,205	$ 2,319
5.5% 5/1/13 (MBIA Insured)	100	104
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,309
5.5% 4/1/30	25	23
5.5% 11/1/33	34,870	31,975
6% 4/1/18	1,570	1,708
6.75% 8/1/12	1,100	1,220
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	4,757
Series 2008 H, 5.125% 7/1/22	3,000	2,752
Series 2008 L, 5.125% 7/1/22	3,000	2,729
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/34 (Berkshire Hathaway Assurance Corp. Insured)	5,000	4,306
5% 11/15/14	1,485	1,506
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,245
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	4,865
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,103
(Sutter Health Proj.) Series A:
5% 8/15/14	3,870	3,943
5% 8/15/15	4,500	4,553
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	6,477	3,843
Series 1983 B, 0% 8/1/15	80	41
Series 1998 J, 4.85% 8/1/27 (MBIA Insured) (d)	330	329
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	923
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	8,500	8,500
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	951
5% 12/1/32	1,000	854
5% 12/1/42	3,000	2,458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	$ 2,000	$ 1,775
5.25% 2/1/32 (AMBAC Insured)	6,295	5,589
Series 2005, 5% 10/1/33	7,235	6,700
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) 5% 4/1/22	1,090	1,003
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (d)	4,335	4,161
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,341
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	2,697
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	2,974
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	7,938
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,722
5% 6/1/14	2,000	2,092
5.25% 6/1/24	5,400	5,001
5.25% 6/1/25	5,000	4,575
5.25% 6/1/30	4,000	3,455
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,494
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,747
5% 11/1/21	2,020	1,898
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,849
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18	5,000	5,088
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,613
5.5% 6/1/15	1,000	1,057
5.5% 6/1/17	9,980	10,363
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,572
5% 11/1/16 (FGIC Insured)	2,000	2,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	$ 2,000	$ 2,141
5.5% 6/1/15 (MBIA Insured)	1,000	1,066
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,357
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,462
5.5% 6/1/17 (MBIA Insured)	4,775	4,976
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,304
(Dept. of Gen. Svcs. Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,607
(Dept. of Mental Health Proj.) Series A:
5% 6/1/25	3,000	2,635
5.125% 6/1/29	5,000	4,373
5.5% 6/1/19	2,000	2,027
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,131
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,164
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,536
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (MBIA Insured)	5,165	4,680
5.25% 11/1/23 (MBIA Insured)	3,500	3,432
Series 2006 E:
5% 10/1/23	2,410	2,256
5.25% 10/1/21	2,900	2,900
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	2,545	2,549
Series 2005 H, 5% 6/1/16	5,000	5,114
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,649
Series 2005 K, 5% 11/1/17	5,625	5,641
California State Univ. Rev. (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,337
5.5% 11/1/16 (AMBAC Insured)	1,500	1,586
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,565
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.): - continued
Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	$ 2,425	$ 2,303
California Statewide Communities Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	3,602
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,719
(Daughters of Charity Health Sys. Proj.):
Series 2005 G, 5.25% 7/1/13	1,475	1,338
Series A, 5.25% 7/1/35	12,770	8,140
Series G, 5.25% 7/1/12	900	836
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	120
5% 8/15/19	50	45
5.75% 8/15/38	3,000	2,466
6.25% 8/15/33	2,500	2,252
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,913
(Kaiser Permanente Health Sys. Proj.):
Series A, 4.75% 4/1/33	2,000	1,523
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,664
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	8,297
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	7,737
(Sutter Health Systems Proj.):
Series 2005 A, 5% 11/15/43 (MBIA Insured)	4,125	3,271
Series B, 5.625% 8/15/42	5,000	4,393
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,430	1,620
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	155	159
6% 7/1/09 (Escrowed to Maturity) (e)	505	520
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,695
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,273
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series A:
5% 11/1/24 (AMBAC Insured)	$ 1,000	$ 929
5% 11/1/25 (AMBAC Insured)	3,820	3,505
5% 11/1/33 (AMBAC Insured)	5,000	4,302
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (MBIA Insured)	3,295	2,764
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,181
Commerce Refuse to Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,657
5.5% 7/1/15 (MBIA Insured)	2,685	2,876
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,484
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,432
5% 8/1/25 (FSA Insured)	1,435	1,352
5% 8/1/26 (FSA Insured)	2,000	1,863
5% 8/1/27 (FSA Insured)	1,785	1,647
5% 8/1/31 (FSA Insured)	5,000	4,484
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	5,600	4,848
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,010	1,023
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,197
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,484
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	622
5% 9/1/12 (AMBAC Insured)	625	656
5% 9/1/13 (AMBAC Insured)	655	691
5% 9/1/14 (AMBAC Insured)	690	724
5% 9/1/15 (AMBAC Insured)	725	757
5% 9/1/18 (AMBAC Insured)	835	834
5% 9/1/20 (AMBAC Insured)	925	883
5% 9/1/22 (AMBAC Insured)	1,020	938
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	1,974
6% 3/1/20 (FSA Insured)	1,000	1,037
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,770
5% 4/1/12	4,210	4,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Duarte Ctfs. of Prtn. Series A: - continued
5% 4/1/13	$ 1,830	$ 1,785
5.25% 4/1/09	1,600	1,615
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2007 A, 5% 6/1/32	3,200	2,916
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H:
5% 7/1/33	2,500	2,235
5% 7/1/35	2,500	2,212
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	7,083
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,349
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,095
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series A, 5% 7/1/23 (Berkshire Hathaway Assurance Corp. Insured)	1,235	1,178
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	605
0% 10/1/25 (AMBAC Insured)	1,665	560
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	955
0% 8/1/21 (MBIA Insured)	1,000	493
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,563
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	1,150	1,143
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	2,885
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CIFG North America Insured)	2,500	1,823
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	662
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (MBIA Insured)	2,430	1,865
0% 8/1/19 (MBIA Insured)	5,365	3,130
0% 8/1/20 (MBIA Insured)	6,425	3,479
Series 1999 B, 0% 8/1/24	5,000	2,033
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	$ 24,070	$ 17,544
Series 1999:
0% 1/15/27 (a)	4,000	3,001
0% 1/15/27 (MBIA Insured) (a)	4,500	3,669
0% 1/15/29 (a)	4,000	3,011
5% 1/15/16 (MBIA Insured)	5,860	5,622
5.75% 1/15/40	8,155	6,247
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	15,164
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	661
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	990
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,251
5.75% 7/1/30 (MBIA Insured)	1,000	959
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,521
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	973
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	4,000	4,277
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,867
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (e)	1,475	1,615
Series 2005 A:
5% 6/1/45	13,425	10,135
5% 6/1/45	2,775	1,941
Series 2007 A1:
4.5% 6/1/27	2,855	2,298
5% 6/1/12	1,400	1,377
5% 6/1/33	3,000	1,878
5.75% 6/1/47	5,000	3,203
Series A1:
5% 6/1/11	1,470	1,465
5% 6/1/13	1,000	966
5% 6/1/14	2,000	1,892
5% 6/1/15	1,000	922
Series B, 5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,817
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	$ 2,750	$ 1,668
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,525
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	591
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	2,925
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,361
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series A:
5.25% 11/15/19	2,500	2,008
5.25% 11/15/21	3,790	2,953
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,263
Long Beach Hbr. Rev.:
Series 2000 A, 5.25% 5/15/23 (d)	6,505	5,446
Series A:
5% 5/15/11 (MBIA Insured) (d)	1,000	1,035
5% 5/15/14 (d)	2,000	1,963
5% 5/15/15 (d)	1,000	965
5% 5/15/22 (MBIA Insured) (d)	2,735	2,242
6% 5/15/10 (FGIC Insured) (d)	1,000	1,040
6% 5/15/12 (FGIC Insured) (d)	3,500	3,727
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	10,000	9,178
Series A:
5% 8/1/19 (FGIC Insured)	3,215	3,292
5% 8/1/20 (FGIC Insured)	2,415	2,435
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,630
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,931
(Disney Parking Proj.):
0% 3/1/10	2,000	1,932
0% 3/1/11	1,950	1,811
0% 3/1/12	2,180	1,931
0% 3/1/13	6,490	5,463
0% 9/1/14 (AMBAC Insured)	3,860	3,059
0% 3/1/18	3,000	1,838
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 3/1/19	$ 3,200	$ 1,808
0% 3/1/20	1,000	522
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,113
5.375% 9/1/17 (FSA Insured)	1,095	1,152
5.375% 9/1/18 (FSA Insured)	1,155	1,204
5.375% 9/1/19 (FSA Insured)	1,210	1,247
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,612
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	3,738
5% 5/15/18 (MBIA Insured) (d)	1,410	1,295
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	985
5.25% 5/15/19 (FGIC Insured)	3,000	3,051
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,122
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	148
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	5,000	4,417
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A:
5.125% 7/1/41	15,000	13,131
5.125% 7/1/41 (MBIA Insured)	3,000	2,663
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,326
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,207
7.6% 10/1/18 (Escrowed to Maturity) (e)	11,505	13,589
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,143
Los Angeles Unified School District Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,111
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,990	2,333
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	2,914
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	$ 2,000	$ 981
0% 8/1/25 (FGIC Insured)	2,800	1,027
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,414
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,544
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (MBIA Insured) (Escrowed to Maturity) (e)	5,000	5,225
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,174
Series B, 5.5% 7/1/35	3,800	3,479
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	497
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	536
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,602
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	476
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,115
Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,253
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	4,661
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,285
12% 8/1/17 (FSA Insured)	1,000	1,558
North City West School Facilities Fing. Auth. Spl. Tax:
Series B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,352
Series C:
5% 9/1/16 (AMBAC Insured)	1,000	994
5% 9/1/17 (AMBAC Insured)	2,735	2,662
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	2,010	1,776
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/12	2,500	2,620
Northern California Pwr. Agcy. Rev. (Hydroelectric # One Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	4,847
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	$ 6,100	$ 6,699
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,039
Oakland Joint Powers Fing. Auth. Series A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,121
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,060
5.5% 9/1/17 (FGIC Insured)	3,000	3,050
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,093
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,290
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,727
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,235
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	3,922
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,809
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,855
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,002
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	2,626
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	5,957
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,047
0% 8/1/21 (FGIC Insured)	1,000	484
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,615	1,606
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,138
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (d)	5,285	4,556
5.75% 11/1/15 (d)	4,030	3,857
Series 2002 N:
5% 11/1/12 (MBIA Insured) (d)	2,800	2,887
5% 11/1/15 (MBIA Insured) (d)	5,850	5,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/17 (MBIA Insured) (d)	$ 3,355	$ 2,861
5% 11/1/18 (MBIA Insured) (d)	2,740	2,268
Series A:
5% 11/1/14 (MBIA Insured) (d)	10,910	10,105
5% 11/1/16 (MBIA Insured) (d)	2,885	2,532
5% 11/1/17 (MBIA Insured) (d)	2,185	1,863
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	2,790
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	1,890	1,800
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,705	5,132
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,940	2,895
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,592
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (MBIA Insured)	3,500	3,081
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,554
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	10	10
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,841
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,045
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,971
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,039
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,666
Riverside County Trans. Commission Sales Tax Rev.:
4%, tender 12/1/09 (c)	2,445	2,494
5%, tender 12/1/09 (c)	3,300	3,399
Rocklin Unified School District Series 2002:
0% 8/1/24 (FGIC Insured)	1,370	536
0% 8/1/25 (FGIC Insured)	2,725	992
0% 8/1/26 (FGIC Insured)	1,365	462
Roseville City School District Series 2002 A:
0% 8/1/25 (FGIC Insured)	1,745	640
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A: - continued
0% 8/1/27 (FGIC Insured)	$ 1,940	$ 616
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,095
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	4,952
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,542
Series R, 5% 8/15/33 (MBIA Insured)	6,825	5,833
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,002
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	8,995
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	998
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,261
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,066
5% 11/15/17 (AMBAC Insured)	2,000	2,035
5% 11/15/18 (AMBAC Insured)	2,000	2,016
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,097
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,795
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,130
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	4,517
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,569
Series 2002 D:
5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,637
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (e)	4,000	4,288
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,631
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 5,721
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,253
Second Series 32F, 5.25% 5/1/19	2,500	2,528
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,360
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,010
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (MBIA Insured)	6,810	5,897
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,400
Series A:
0% 8/1/09 (FGIC Insured)	5	5
0% 8/1/10 (FGIC Insured)	1,085	1,030
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	2,912
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,531
5% 11/15/21 (MBIA Insured)	3,645	3,397
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	1,482
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	3,361
5.5% 1/15/28	1,060	792
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,143
0% 1/15/12 (MBIA Insured)	7,000	6,231
0% 1/15/15 (MBIA Insured)	5,000	3,763
0% 1/15/20 (MBIA Insured)	3,765	1,885
0% 1/15/31 (MBIA Insured)	5,000	1,041
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,033
5% 3/1/24 (AMBAC Insured) (d)	9,690	7,334
5% 3/1/37 (AMBAC Insured) (d)	10,000	6,642
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,659
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	1,935
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	$ 1,000	$ 964
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,561
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,901
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	862
0% 9/1/25	1,490	557
0% 9/1/26	1,500	523
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	2,924
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.):
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	7,066
Series B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,597
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,114
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,099
0% 9/1/22 (AMBAC Insured)	2,900	1,297
0% 9/1/25 (AMBAC Insured)	6,800	2,442
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	4,409
Shasta Union High School District:
Series 2002, 0% 8/1/26 (FGIC Insured)	1,000	338
Series 2003, 0% 5/1/28 (MBIA Insured)	3,340	896
Sierra View Local Health Care District Rev. 5.25% 7/1/37	1,500	1,142
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,494
6.75% 7/1/11	6,500	7,071
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27	2,495	783
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,400
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	16,470
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	1,320	1,229
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	$ 3,000	$ 2,847
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,001
6% 6/1/22	1,100	1,071
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured) (b)	5,000	4,785
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,425
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	619
0% 9/1/21 (FGIC Insured)	2,995	1,471
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/20 (FSA Insured)	2,800	2,809
Series B, 5% 5/15/33	1,000	908
Series D, 5% 5/15/25	4,250	4,005
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	773
5.5% 5/15/24 (AMBAC Insured)	370	349
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	20,787	21,515
Series A, 5.125% 5/15/18	2,000	2,057
Series C, 4.75% 5/15/37 (MBIA Insured)	3,255	2,653
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	8,500	8,502
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,637
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,128
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,557
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	4,804
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,887
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	2,120	1,984
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	138
5.375% 8/1/16 (FSA Insured)	100	105
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	749
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Valley Unified School District Series D: - continued
0% 8/1/31 (FGIC Insured)	$ 2,715	$ 660
0% 8/1/32 (FGIC Insured)	1,315	298
5.25% 8/1/16 (FGIC Insured)	1,000	1,051
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,206
5% 7/1/25	1,665	1,336
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,474
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,376
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,020
		1,429,814
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	805	808
5.375% 10/1/14	1,000	1,007
5.875% 10/1/18	1,565	1,548
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
Series 2005, 5.875% 7/1/35	1,875	1,468
5% 7/1/09	1,100	1,106
		5,937
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.837% 7/1/21 (FGIC Insured) (c)	4,600	3,487
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	6,706
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	939
		11,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 557
5.25% 10/1/15	1,255	1,244
		1,801
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,561,454)	1,448,684
NET OTHER ASSETS - 1.2%	17,242
NET ASSETS - 100%	$ 1,465,926
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,515,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 20,787
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,448,684	$ -	$ 1,448,684	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,560,126,000. Net unrealized depreciation aggregated $111,442,000, of which $20,476,000 related to appreciated investment securities and $131,918,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California
Short-Intermediate Tax-Free
Bond Fund

November 30, 2008

1.824280.103

CSI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 84.6%
	Principal Amount	Value
California - 81.8%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.) 4.375% 8/1/13	$ 220,000	$ 196,863
Alameda County Ctfs. of Prtn. Series A, 5.375% 12/1/09 (MBIA Insured)	170,000	175,843
Alameda Unified School District Gen. Oblig. 5.5% 7/1/13 (FSA Insured)	25,000	27,408
Alhambra Unified School District Ctfs. of Prtn. 5.5% 4/1/15 (FSA Insured)	1,000,000	1,018,480
Anaheim Union High School District Series A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	169,838
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,015,220
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2001 D, 5% 4/1/10	245,000	254,741
Big Bear Lake Wtr. Rev. 6% 4/1/11 (MBIA Insured)	1,225,000	1,280,248
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed:
Series 2002 A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	185,524
Series A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	140,549
California Dept. of Trans. Rev. Series A:
5% 2/1/11 (MBIA Insured)	355,000	372,246
5% 2/1/12 (FGIC Insured)	100,000	105,954
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	82,605
Series Q, 6% 12/1/09	40,000	41,933
Series T, 5.5% 12/1/08	95,000	95,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,229,902
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	1,000,000	1,109,770
5.25% 5/1/12	135,000	143,378
5.25% 5/1/12 (FSA Insured)	605,000	643,351
5.25% 5/1/20 (Pre-Refunded to 5/1/12 @ 101) (c)	3,000,000	3,341,610
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	6,000,000	6,707,760
5.5% 5/1/10	220,000	230,437
5.5% 5/1/11 (MBIA Insured)	1,050,000	1,111,593
5.5% 5/1/12 (MBIA Insured)	2,295,000	2,455,788
5.5% 5/1/13 (AMBAC Insured)	615,000	662,964
5.5% 5/1/15	2,000,000	2,117,420
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (c)	3,025,000	3,394,232
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A: - continued
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (c)	$ 4,000,000	$ 4,513,920
6% 5/1/13	1,460,000	1,591,780
California Dept. of Wtr. Resources Wtr. Rev.:
Series W, 5.5% 12/1/13 (FSA Insured)	110,000	122,183
5.5% 12/1/09 (AMBAC Insured)	100,000	104,289
California Econ. Recovery:
Series 2004 A:
5% 7/1/09	740,000	754,837
5% 7/1/10	350,000	364,000
5% 7/1/12	585,000	619,100
5% 7/1/15	525,000	555,030
5.25% 1/1/11	1,155,000	1,212,427
5.25% 7/1/12	1,215,000	1,295,992
5.25% 7/1/12 (FGIC Insured)	215,000	229,332
5.25% 7/1/13	3,410,000	3,661,794
5.25% 7/1/13	605,000	649,673
Series 2008 A, 5% 7/1/09	1,300,000	1,326,065
Series 2008 B, 4%, tender 3/1/10 (b)	2,000,000	2,036,960
Series 2008 B4, 5%, tender 7/1/10 (b)	1,500,000	1,551,735
Series 2008 B7, 5%, tender 7/1/11 (b)	735,000	764,327
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) 5% 2/1/13	1,265,000	1,190,087
(Santa Clara Univ. Proj.):
5% 4/1/15 (a)	500,000	534,020
5% 4/1/16 (a)	400,000	424,124
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,000,000	3,284,880
(Univ. of Southern California Proj.) Series 2005 C, 5% 10/1/33 (Pre-Refunded to 10/1/15 @ 100) (c)	5,000,000	5,636,050
California Gen. Oblig.:
Series AT, 9.75% 2/1/09	10,000	10,127
0% 4/1/11	15,000	13,890
4% 8/1/13	1,000,000	1,011,840
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (c)	20,000	20,947
5% 3/1/09	150,000	151,187
5% 3/1/09	65,000	65,514
5% 2/1/10	175,000	180,418
5% 2/1/10	115,000	118,560
5% 2/1/10	100,000	103,096
5% 3/1/10	65,000	67,009
5% 6/1/10	75,000	77,521
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 2/1/11	$ 2,550,000	$ 2,651,490
5% 5/1/11	95,000	99,137
5% 6/1/11 (MBIA Insured)	60,000	62,687
5% 9/1/11	2,085,000	2,185,560
5% 2/1/12	260,000	272,119
5% 2/1/12	120,000	125,593
5% 2/1/12	60,000	62,797
5% 3/1/12	1,425,000	1,492,616
5% 4/1/12	125,000	131,036
5% 10/1/12	2,000,000	2,105,780
5% 2/1/13	55,000	57,818
5% 2/1/13	175,000	183,967
5% 6/1/13	1,000,000	1,053,370
5% 10/1/13	50,000	52,389
5% 11/1/13	1,000,000	1,055,560
5% 3/1/14	1,185,000	1,247,367
5% 8/1/14	4,000,000	4,217,200
5% 11/1/14	7,425,000	7,836,197
5.25% 10/1/12	110,000	116,795
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (c)	80,000	84,233
5.25% 10/1/13	185,000	197,225
5.25% 2/1/14 (FSA Insured)	270,000	288,468
5.25% 2/1/15	40,000	41,983
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (c)	75,000	79,798
5.25% 2/1/16	1,000,000	1,034,240
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (c)	25,000	26,331
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (c)	35,000	36,828
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (c)	45,000	47,955
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,000,000	2,259,900
5.5% 4/1/11	45,000	47,405
5.75% 10/1/10	60,000	63,042
5.75% 2/1/11	20,000	21,107
5.75% 10/1/11	170,000	181,813
5.75% 11/1/11	100,000	107,118
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (c)	75,000	79,428
6% 2/1/09	185,000	186,275
6% 9/1/09	110,000	113,414
6% 10/1/09 (FGIC Insured)	40,000	41,312
6.25% 9/1/09	85,000	87,795
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
6.25% 9/1/12	$ 470,000	$ 501,584
6.6% 2/1/09 (AMBAC Insured)	210,000	211,682
7% 2/1/09	35,000	35,297
7% 10/1/09	10,000	10,427
10% 9/1/09	85,000	90,074
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 G, 5% 7/1/09	635,000	646,913
Series 2008 H, 5.125% 7/1/22	1,000,000	917,470
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/09	100,000	102,703
5% 11/15/14	50,000	50,718
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	775,433
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	990,250
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	1,800,000	1,771,812
(Sutter Health Proj.) Series A:
5% 8/15/09	1,000,000	1,025,890
5% 8/15/12	2,000,000	2,053,480
California Infrastructure & Econ. Dev. Bank Rev.:
(Asian Art Museum of San Francisco Proj.) Series 2000, 5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (c)	80,000	85,580
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A:
5% 7/1/11 (Escrowed to Maturity) (c)	135,000	146,116
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100) (c)	5,300,000	5,955,928
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,618,050
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (b)	1,500,000	1,500,000
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
4% 12/1/09	100,000	101,900
4% 12/1/10	100,000	101,941
(The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (b)	2,325,000	2,400,005
Series 2003 C, 3.9%, tender 12/1/11 (b)	1,745,000	1,801,294
Series 2004 A, 4%, tender 12/1/11 (b)	1,320,000	1,366,345
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	$ 45,000	$ 48,510
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.):
4.5% 4/1/13	365,000	375,238
5% 4/1/14	200,000	210,088
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/10	550,000	566,038
5% 6/1/11	375,000	389,505
5.25% 6/1/12	55,000	57,826
5.25% 6/1/13	3,550,000	3,745,818
5.25% 6/1/14	70,000	73,714
(Dept. of Corrections & Rehab. Proj.) Series 2007 F, 4% 11/1/13	165,000	166,094
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,248
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	104,427
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	107,150
5.5% 6/1/14 (MBIA Insured)	50,000	53,575
Series 2004 D, 5% 12/1/15 (MBIA Insured)	150,000	155,336
Series A, 5.25% 6/1/10 (AMBAC Insured)	50,000	51,870
Series C, 5.2% 12/1/09 (MBIA Insured)	135,000	139,409
Series J, 5% 1/1/10 (AMBAC Insured)	130,000	134,178
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	337,221
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	982,666
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	110,316
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	200,000	213,076
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	53,227
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	269,753
Series A, 5.5% 6/1/14	155,000	166,619
Series B:
5.55% 6/1/10	100,000	105,186
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various California State Univ. Projs.):
Series B:
5.55% 6/1/10 (MBIA Insured)	$ 250,000	$ 261,830
Series 2007 F, 4% 11/1/12	110,000	111,709
5% 11/1/13 (MBIA Insured)	1,490,000	1,587,237
California State L.A. Univ. Auxiliary Svcs., Inc. Auxiliary Organization 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	43,382
California State Univ. Rev.:
Series B, 5% 11/1/11 (AMBAC Insured)	40,000	42,500
5% 11/1/10 (FSA Insured)	1,005,000	1,052,738
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. 6% 7/1/26 (Pre- Refunded to 7/1/12 @ 101) (c)	35,000	39,862
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	949,740
Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	1,899,480
California Statewide Communities Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series F:
5% 7/1/09	1,050,000	1,037,841
5% 7/1/10	1,545,000	1,493,953
(Enloe Health Sys. Proj.):
Series 2008 A:
5% 8/15/09	500,000	508,180
5% 8/15/11	1,050,000	1,076,019
5.5% 8/15/14	1,435,000	1,507,080
Series 2008 B, 5% 8/15/15	60,000	59,157
(Kaiser Permanente Health Sys. Proj.):
Series 2001 B, 3.9%, tender 7/1/14 (b)	3,750,000	3,500,925
Series 2004 E, 3.875%, tender 4/1/10 (b)	375,000	379,571
Series I, 3.45%, tender 5/1/11 (b)	2,000,000	1,937,380
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	445,000	425,264
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	1,500,000	1,586,580
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	950,000	1,076,189
California Statewide Communities Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	15,000	16,709
5% 10/1/13 (FSA Insured)	40,000	43,214
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Capistrano Unified School District Cmnty. Facilities District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded to 9/1/09 @ 102) (c)	$ 330,000	$ 348,143
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (MBIA Insured)	70,000	71,455
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,025,000	1,129,888
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	33,563
Chaffey Unified High School District:
Series B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (c)	70,000	74,981
5% 8/1/12 (FGIC Insured)	20,000	21,305
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B:
4.5% 6/1/09 (MBIA Insured)	40,000	40,545
5% 6/1/10 (MBIA Insured)	2,000,000	2,069,020
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6% 3/1/09 (FGIC Insured)	200,000	202,166
Davis Spl. Tax Rev.:
5% 9/1/09 (AMBAC Insured)	540,000	552,582
5% 9/1/10 (AMBAC Insured)	565,000	582,679
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	527,095
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	47,615
5% 8/1/12 (FSA Insured)	55,000	58,687
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,434
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CIFG North America Insured)	240,000	243,914
4% 5/1/12 (CIFG North America Insured)	300,000	303,621
Foothill-De Anza Cmnty. College District Series 2007 B, 4% 8/1/10 (AMBAC Insured)	2,000,000	2,056,040
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (MBIA Insured)	35,000	35,265
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	93,314
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	102,922
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	$ 2,670,000	$ 3,048,499
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	825,000	882,107
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	2,110,000	2,299,795
Series A1, 5% 6/1/11	1,000,000	996,300
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	775,000	828,646
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	205,000	219,190
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	60,000	62,560
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	7,470,000	8,141,927
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,089,950
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	115,000	120,284
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	191,648
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,115,610
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	500,000	505,060
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	53,337
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	170,000	186,910
Kern County High School District Series A, 6.3% 8/1/10 (MBIA Insured)	75,000	79,580
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A:
5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,467,484
5.4% 1/15/15 (Pre-Refunded to 1/15/09 @ 101) (c)	50,000	50,761
Los Angeles Cmnty. College District Series 2005 A, 5.25% 8/1/14 (FSA Insured)	4,000,000	4,397,440
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	90,079
(Disney Parking Proj.) 0% 3/1/14	20,000	15,968
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	37,631
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.: - continued
(Proposition C Proj.):
Second Series 1999 A, 6% 7/1/09	$ 200,000	$ 205,250
Series 2005 B, 5% 7/1/09	45,000	45,995
Los Angeles County Pub. Works Fing. Auth. Lease Rev. (Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (c)	105,000	111,130
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (MBIA Insured)	35,000	37,192
(Reg'l. Park & Open Space District Proj.):
5% 10/1/12 (FSA Insured)	105,000	112,458
5% 10/1/14 (FSA Insured)	25,000	27,070
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (MBIA Insured)	65,000	67,252
Series B, 5% 5/15/14 (MBIA Insured)	165,000	176,758
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	120,000	127,537
Series 2003 A1, 5% 7/1/12 (MBIA Insured)	25,000	26,649
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	170,000	184,362
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	21,499
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	36,006
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	64,832
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 3.5% 9/1/09	525,000	532,933
Los Angeles Sanitation Equip. Charge Rev. Series A, 5% 2/1/09 (AMBAC Insured)	25,000	25,134
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Svcs. Lease Proj.) Series A, 5.625% 5/1/11	50,000	50,941
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 1999 C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (c)	50,000	51,733
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (c)	80,000	85,216
Series 2002 E:
5% 7/1/09 (MBIA Insured)	55,000	56,190
5.5% 7/1/13 (MBIA Insured)	40,000	43,002
5.5% 7/1/14 (MBIA Insured)	1,300,000	1,384,877
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
(Election of 1997 Proj.):
Series 2003 F:
4.5% 7/1/13	$ 3,000,000	$ 3,168,720
5% 7/1/14	25,000	26,584
(Election of 2002 Proj.) Series 2003 A:
5% 7/1/13	25,000	26,824
5% 7/1/22 (Pre-Refunded to 7/1/13 @ 100) (c)	5,000,000	5,564,900
(Election of 2004 Proj.) Series 2006 G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,290,442
Series 1997 A, 6% 7/1/14	2,835,000	3,189,687
Series E, 5% 7/1/10	1,865,000	1,949,074
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series A:
5% 8/1/09 (Escrowed to Maturity) (c)	45,000	46,198
5% 8/1/10 (Escrowed to Maturity) (c)	60,000	63,197
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	149,186
4% 7/1/13 (FSA Insured)	175,000	179,638
5% 7/1/14 (FSA Insured)	2,000,000	2,144,480
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,431
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2004 B, 5% 7/1/10	90,000	94,100
Series A:
5% 7/1/13	35,000	37,988
5.25% 7/1/10 (Escrowed to Maturity) (c)	70,000	74,156
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	270,000	293,487
Series B, 5% 7/1/11	160,000	170,418
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	15,000	16,490
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured)	10,000	10,121
New Haven Unified School District Series B, 7.9% 8/1/12 (MBIA Insured)	100,000	115,922
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	49,722
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	60,000	64,871
5% 8/1/16 (MBIA Insured)	35,000	37,153
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	755,000	667,012
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/11	$ 1,350,000	$ 1,412,357
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.):
Series A, 5.85% 7/1/10 (Escrowed to Maturity) (c)	25,000	26,657
5.85% 7/1/10 (AMBAC Insured)	25,000	26,196
Series A, 5.8% 7/1/09 (Escrowed to Maturity) (c)	60,000	61,672
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	75,286
Oakland Joint Powers Fing. Auth. Series A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,040,210
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,408,044
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) 5.25% 10/1/09 (AMBAC Insured)	50,000	51,339
Oakland Unified School District Alameda County 5% 8/1/12 (MBIA Insured)	60,000	63,170
Orange County Local Trans. Auth. Sales Tax Rev.:
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,223
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	146,278
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	150,000	158,268
6% 6/1/09 (Escrowed to Maturity) (c)	85,000	87,134
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (FGIC Insured)	25,000	26,378
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (c)	50,000	53,827
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	54,460
5% 11/1/10 (FGIC Insured)	35,000	36,682
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	54,128
Series B, 5% 8/1/14 (FSA Insured)	60,000	65,032
5% 8/1/11 (FSA Insured)	100,000	106,076
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	30,000	31,463
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,863
Port of Oakland Rev. Series M, 5% 11/1/12 (FGIC Insured)	85,000	90,163
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	$ 1,215,000	$ 1,157,336
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,400,000	4,133,214
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	1,225,000	1,206,233
4%, tender 12/1/11 (FSA Insured) (b)	1,500,000	1,521,150
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,192,842
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	47,525
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (MBIA Insured)	1,000,000	1,086,540
Riverside County Trans. Commission Sales Tax Rev. 4%, tender 12/1/09 (b)	1,400,000	1,428,196
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,035,730
Sacramento City Fing. Auth. Rev.:
Series A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	130,000	141,782
5% 12/1/14 (FGIC Insured)	40,000	42,266
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (c)	140,000	149,765
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	260,000	267,420
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (FGIC Insured)	50,000	53,864
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	200,000	210,306
5% 8/1/12 (MBIA Insured)	950,000	1,003,542
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (c)	3,000,000	3,216,180
Series 2003 E:
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 101) (c)	2,000,000	2,154,320
5.25% 7/1/22 (Pre-Refunded to 7/1/13 @ 101) (c)	1,695,000	1,825,786
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	79,329
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (MBIA Insured)	$ 25,000	$ 26,557
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	57,350
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	200,000	210,198
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	75,000	78,045
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (MBIA Insured)	45,000	47,866
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	26,402
Santa Clara County Fing. Auth. Lease Rev. (VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	264,463
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (FGIC Insured)	35,000	37,291
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B, 7.25% 8/1/11	1,425,000	1,579,869
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	22,824
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	59,465
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.):
Series 2004 A, 5% 8/15/11 (FGIC Insured)	1,000,000	1,032,540
Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	169,754
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	80,000	85,367
6.75% 7/1/12	30,000	33,294
6.75% 7/1/13	65,000	73,014
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	219,528
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	58,724
Southwestern Cmnty. College District Gen. Oblig.:
Series B, 5.25% 8/1/14 (FGIC Insured)	25,000	27,148
5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	50,473
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	53,385
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	$ 50,000	$ 53,951
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre- Refunded to 6/1/11 @ 100) (c)	60,000	64,785
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	36,149
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,048
Series A:
5% 5/15/10 (AMBAC Insured)	120,000	124,786
5% 5/15/12 (AMBAC Insured)	80,000	85,422
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	52,214
Washington Township Health Care District Rev. Series A, 5% 7/1/12	385,000	383,614
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (b)	1,250,000	1,272,138
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5% 3/1/29 (Pre-Refunded to 3/1/09 @ 101) (c)	165,000	168,292
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	33,290
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,552
		242,195,886
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/09	1,000,000	1,019,740
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5% 7/1/09	260,000	261,492
		1,281,232
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	225,000	229,145
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	343,226
Series B, 5.5% 7/1/11 (FGIC Insured)	250,000	257,608
5.25% 7/1/09 (FGIC Insured)	1,935,000	1,964,625
5.25% 7/1/10 (FGIC Insured)	170,000	174,602
6.5% 7/1/12 (FSA Insured)	1,140,000	1,235,270
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
6.5% 7/1/12 (MBIA Insured)	$ 75,000	$ 80,312
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,009,000
Puerto Rico Pub. Bldg. Auth. Rev. Series M, 5.5% 7/1/10	385,000	392,846
Univ. of Puerto Rico Series Q, 5% 6/1/09	500,000	505,115
		6,191,749
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth. Rev.:
4% 10/1/09 (FGIC Insured)	350,000	354,526
4% 10/1/10 (FGIC Insured)	580,000	584,251
		938,777
TOTAL MUNICIPAL BONDS (Cost $250,156,219)		250,607,644
Municipal Notes - 5.5%

California - 5.5%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.45% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	5,000,000	5,000,000
Santa Clara Elec. Rev. Series 2008 A, 0.7%, LOC Bank of America NA, VRDN (b)	11,350,000	11,349,979
TOTAL MUNICIPAL NOTES (Cost $16,349,997)		16,349,979
TOTAL INVESTMENT PORTFOLIO - 90.1% (Cost $266,506,216)		266,957,623
NET OTHER ASSETS - 9.9%		29,293,111
NET ASSETS - 100%		$ 296,250,734
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 266,957,623	$ -	$ 266,957,623	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $266,509,077. Net unrealized appreciation aggregated $448,546, of which $2,229,626 related to appreciated investment securities and $1,781,080 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2009